S000004248 [Member] Investment Objectives and Goals - iShares MSCI Italy ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI ITALY ETF Ticker: EWIStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI Italy ETF (the “Fund”) seeks to track the investment results of an index composed of Italian equities.